Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Disaggregation of revenue from contracts with customers

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Implementation	295,916	570,822	851,856
Transaction based and support revenue
— Operation support services	309,502	582,968	1,061,445
— Business origination services *	554,957	770,893	605,733
— Risk management services	205,160	327,120	362,530
— Cloud services platform	—	—	314,338
— Post‑implementation support services	27,442	36,000	55,678
— Others	20,512	40,043	60,710

	1,413,489	2,327,846	3,312,290

*     Included in business origination services is revenue from guarantee model as disclosed in Note 2.21(b) of RMB29,746,000 RMB13,657,000 and RMB6,706,000 for the years ended December 31, 2018,2019 and 2020, respectively.

Disaggregation of Revenue by timing of transfer of services over time or at a point in time

	At a point
	in time	Over time	Total
Year ended December 31, 2018
Implementation	—	295,916	295,916
Transaction based and support revenue
— Operation support services	243,112	66,390	309,502
— Business origination services	554,957	—	554,957
— Risk management services	205,160	—	205,160
— Post‑implementation support services	—	27,442	27,442
— Others	13,171	7,341	20,512

	1,016,400	397,089	1,413,489

	At a point
	in time	Over time	Total
Year ended December 31, 2019
Implementation	—	570,822	570,822
Transaction based and support revenue
— Operation support services	278,768	304,200	582,968
— Business origination services	770,893	—	770,893
— Risk management services	327,120	—	327,120
— Post‑implementation support services	—	36,000	36,000
— Others	37,354	2,689	40,043

	1,414,135	913,711	2,327,846

	At a point
	in time	Over time	Total
Year ended December 31, 2020
Implementation	—	851,856	851,856
Transaction based and support revenue
— Operation support services	453,720	607,725	1,061,445
— Business origination services	605,733	—	605,733
— Risk management services	362,530	—	362,530
— Cloud services platform	—	314,338	314,338
— Post‑implementation support services	—	55,678	55,678
— Others	56,505	4,205	60,710

	1,478,488	1,833,802	3,312,290

Schedule of major customers, the parties to whom service fees were charged

	For the year
	ended
	December 31,
	2018	2019	2020
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	45.78%	42.90%	52.23%
Lufax and its subsidiaries	27.39%	16.05%	11.32%
	73.17%	58.95%	63.55%

Schedule of major customers, the parties to whom service fees were charged on loans facilitated

	For the year
	ended
	December 31,
	2018	2019	2020
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	37.33%	42.73%	52.13%
Lufax and its subsidiaries	27.39%	12.85%	10.36%
	64.72%	55.58%	62.49%

Note:

(i)	The Group’s lending solution services revenue by parties charged represent the fees received/ receivable by the Group from the respective customers.
(ii)	The Group’s lending solution services revenue by lenders represent the fees generated by the Group from loans facilitated through the Group’s platform for the respective customers as lenders.

Schedule revenue related contract assets and liabilities

	At December 31,
	2019	2020
	RMB’000	RMB’000
Contract assets
— Implementation	173,292	233,785
— Transaction based and support	98,863	95,628
— Business origination services	74,834	31,523
— Operation support services	20,537	58,211
— Post implementation support services	3,492	5,894

	272,155	329,413
Less: Impairment loss allowance
— Implementation	(18,063)	(48,970)
— Transaction based and support	(1,818)	(5,825)
— Business origination services	(854)	(9)
— Operation support services	(665)	(3,078)
— Post implementation support services	(299)	(2,738)

	(19,881)	(54,795)
	252,274	274,618

Less: Non-current contract assets	(40,998)	(16,788)
	211,276	257,830

Contract liabilities
— Implementation	875	34,354
— Transaction based and support	116,785	121,876
— Post implementation support services	17,451	20,320
— Risk management services	19,146	8,301
— Operation support services	69,974	78,504
— Others	10,214	14,751
	—	—
Current contract liabilities	117,660	156,230

Less: Non‑current contract liabilities	(12,700)	(17,683)
	104,960	138,547

Schedule of Revenue recognized in relation to contract liabilities

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Revenue recognized that was included in the contract liability balance at the beginning of the year	10,363	58,383	104,960

Schedule of remaining performance obligations of longterm contracts

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long‑term contracts that are partially or fully unsatisfied at the end of each year
Expected to be recognized within one year	52,838	67,979	240,089
Expected to be recognized in one to two years	45,305	18,920	67,464
Expected to be recognized in two to three years	22,391	3,290	48,475
Expected to be recognized beyond three years	14,880	12,339	27,688
	135,414	102,528	383,716